Events after the end of the reporting period (Details) - Jul. 14, 2019 - Gilead $ in Millions	USD ($) Program item individual	€ / shares
Collaborative arrangement | Research an development collaboration
Disclosure of non-adjusting events after reporting period [line items]
Term	10 years
Number of molecules currently in clinical trials | item	6
Number of preclinical programs | Program	20
Upfront payment receivable	$ 3,950
Equity investment	$ 1,100
Number of individuals nominated to board of directors | individual	2
Additional term after 10-year period	3 years
Additional milestone fee after approval of GLPG 1690 in the US	$ 325
Option to pay for GLPG 1972 license after completion of ongoing phase 2b study	250
Additional payment if secondary efficacy endpoints met for GLPG 1972	200
Regulatory and commercial milestones receivable for GLPG 1972 upon opt-in	550
Opt-in payment per program	$ 150
Collaborative arrangement | Research an development collaboration | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Percentage of tiered royalties on net sales	20.00%
Collaborative arrangement | Research an development collaboration | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Percentage of tiered royalties on net sales	24.00%
Collaborative arrangement | Collaboration agreement for filgotinib
Disclosure of non-adjusting events after reporting period [line items]
Percentage of profit sharing in EU5 and Benelux	50.00%
Remaining total potential milestones	$ 1,270
Collaborative arrangement | Collaboration agreement for filgotinib | Minimum | Territories outside Benelux and the EU5
Disclosure of non-adjusting events after reporting period [line items]
Percentage of tiered royalties on net sales	20.00%
Collaborative arrangement | Collaboration agreement for filgotinib | Maximum | Territories outside Benelux and the EU5
Disclosure of non-adjusting events after reporting period [line items]
Percentage of tiered royalties on net sales	30.00%
Equity Investment
Disclosure of non-adjusting events after reporting period [line items]
Subscription share price | € / shares		€ 140.59
Premium percentage of equity investment	20.00%
Volume-weighted average price period	30 days
Percentage of issued and outstanding shares before equity investment	12.30%
Percentage of issued and outstanding shares after equity investment	22.10%
Number of warrants to issue after shareholders approval to increase shareholdings | item	2
Percentage of issued and outstanding shares after warrants exercise		29.90%
Standstill restricting agreement term	10 years